Acquisitions of Subsidiaries - Schedule of Assets Acquired and Liabilities Recognized at the Date of Acquisition (Details) - USD ($) $ in Thousands	Oct. 31, 2024	Apr. 30, 2023
Acquisition of AMTD Assets in 2023 [Member]
Schedule of Assets Acquired and Liabilities Recognized at the Date of Acquisition [Line Items]
Interests in joint ventures		$ 24,726
Property, plant and equipment		135,592
Cash and cash equivalents		3,860
Accounts receivable		527
Prepayments, deposits and other receivables		20,365
Amount due from a non-controlling shareholder		637
Accounts payable		(311)
Other payables and accruals		(1,582)
Contract liabilities		(688)
Bank borrowings		(50,849)
Amount due to a non-controlling shareholder		(53,464)
Amount due to AMTD Group		(81,972)
Assets acquired and liabilities recognized		$ (3,159)
Acquisition of The Generation Essentials Group (TGE) in 2024 [Member]
Schedule of Assets Acquired and Liabilities Recognized at the Date of Acquisition [Line Items]
Property, plant and equipment	$ 15,496
Intangible assets	119,108
Financial assets at FVTPL	6,813
Cash and cash equivalents	4,784
Accounts receivable	3,968
Prepayments, deposits and other receivables	225
Accounts payable	(714)
Other payables and accruals	(4,023)
Contract liabilities	(423)
Bank borrowings	(11,086)
Deferred tax liability	(5,652)
Amount due to AMTD Group	(21,326)
Tax liabilities	(17)
Assets acquired and liabilities recognized	107,153
Less: non-controlling interests of TGE	(58,484)
Consolidation of Singapore hotel companies in 2024 [Member]
Schedule of Assets Acquired and Liabilities Recognized at the Date of Acquisition [Line Items]
Property, plant and equipment	189,826
Cash and cash equivalents	4,273
Accounts receivable	920
Prepayments, deposits and other receivables	622
Accounts payable	(116)
Other payables and accruals	(467)
Provisions	(1,406)
Contract liabilities	(471)
Amount due to shareholders	(47,157)
Bank borrowings	(159,722)
Non-controlling interests	6,817
Tax liabilities	(214)
Assets acquired and liabilities recognized	(7,095)
Interests in joint venture eliminated	(7,095)
Date of Acquisition [Member] | Acquisition of The Generation Essentials Group (TGE) in 2024 [Member]
Schedule of Assets Acquired and Liabilities Recognized at the Date of Acquisition [Line Items]
Other reserve attributable to the owners of the Company	$ 48,669